MARKETABLE SECURITIES (Information Regarding Investment in Marketable Securities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Available-for-sale:
Amortized cost	$ 139		$ 141
Gross unrealized gains			1
Gross unrealized losses	$ (5)		(6)
Estimated Fair Value	134		136
Net realized gains (losses) on sales of available-for-sale securities	(8)		10	$ 1
Equity Securities [Member]
Available-for-sale:
Amortized cost	$ 87		$ 62
Gross unrealized gains
Gross unrealized losses	$ (2)		$ (3)
Estimated Fair Value	85		59
Corporate Bonds [Member]
Available-for-sale:
Amortized cost	$ 16		23
Gross unrealized gains		[1]	$ 1
Gross unrealized losses
Estimated Fair Value	$ 16		$ 24
Israeli Government Debt [Member]
Available-for-sale:
Amortized cost	$ 36		$ 56
Gross unrealized gains
Gross unrealized losses	$ (3)		$ (3)
Estimated Fair Value	$ 33		$ 53

[1]	Represents an amount lower than $ 1.